GOLDMAN SACHS TRUST

Supplement dated April 30, 2018 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated April 30, 2018, as supplemented to date, for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed on Exhibit A are not currently offered by the Funds.

This Supplement should be retained with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information for future reference.

Exhibit A

Goldman Sachs Select Satellite Funds

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Alternative Premia Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Managed Futures Strategy Fund

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Real Estate Securities Fund

Goldman Sachs Global Real Estate Securities Fund

Goldman Sachs Global Infrastructure Fund

Goldman Sachs Tax-Advantaged Equity Funds

Goldman Sachs International Equity Dividend and Premium Fund

Goldman Sachs International Tax-Managed Equity Fund

Goldman Sachs U.S. Tax-Managed Equity Fund

Goldman Sachs U.S. Equity Dividend and Premium Fund

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs Equity Growth Strategy Portfolio

Goldman Sachs Satellite Strategies Portfolio

CLASSTAPRILPROS 04-18